     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 4, 2008

                                                             FILE NO. 333-148817

                                                                       811-07271

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

POST-EFFECTIVE AMENDMENT NO.                                               / /
POST-EFFECTIVE AMENDMENT NO. 1                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 42                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/ /    on              , 2008 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/X/    on October 1, 2008 pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The prospectus in Part A and Statement of Additional Information in Part B of this Post-Effective Amendment No. 1 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-148817), as filed on April 9, 2008 and effective on May 1, 2008.

A Supplement to the Prospectus dated October 1, 2008 is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 1 does not supercede Pre-Effective Amendment No. 1 filed on April 9, 2008.

                                     PART A

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-148814              Hartford Leaders VUL Liberty
333-148817              Hartford Leaders VUL Legacy

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-148816              Hartford Leaders VUL Liberty
333-148815              Hartford Leaders VUL Legacy

      SUPPLEMENT DATED OCTOBER 1, 2008 TO THE PROSPECTUS DATED MAY 1, 2008

              SUPPLEMENT DATED OCTOBER 1, 2008 TO YOUR PROSPECTUS

    EFFECTIVE OCTOBER 1, 2008, THE FOLLOWING CHANGES ARE MADE TO YOUR
PROSPECTUS:

    UNDER THE TABLES ENTITLED, "FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY," AND "FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY," THE FOLLOWING RIDER IS ADDED AND MADE AVAILABLE TO YOUR POLICY:

         RIDER CHARGE                   WHEN CHARGE IS DEDUCTED                               AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM              Monthly                                   Maximum Charge: 0.90% of Separate Account Value per
ACCUMULATION BENEFIT RIDER                                                year during the GMAB Guarantee Period
(GMAB)
GUARANTEED PAID-UP DEATH        Monthly                                   Maximum Charge: 0.75% of Separate Account Value per
BENEFIT RIDER                                                             year during the Rider Guarantee Period

    UNDER THE SECTION ENTITLED, "OTHER BENEFITS," UNDER THE SUB-SECTION ENTITLED, "OPTIONAL SUPPLEMENTAL BENEFITS," THE FOLLOWING INFORMATION IS ADDED:

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER ("GMAB") -- This rider, subject to the conditions described in the rider, guarantees that You can get all of Your premiums back on the last day of the GMAB Period (Benefit Date), which is typically the last day of your No-Lapse Guarantee Period. If the Account Value on the Benefit Date is less than the Benefit Amount as calculated on that date, the Account Value will be increased by an amount equal to the difference between the Account Value and the Benefit Amount. The amount by which the Account Value is increased will be allocated to the Sub-Account(s) shown in your Policy (typically the Money Market Sub-Account) on the Valuation Day immediately following the Benefit Date and will be subject to market fluctuation. The ultimate value of this amount will be based on the accumulation unit values next calculated after the amount has been allocated to your Policy. However, if we receive a Good Order request to surrender the Policy as of the Benefit Date, your cash surrender value will be increased by the difference between the Account Value and Benefit Amount (as adjusted for withdrawals, and face amount decreases) as of the Benefit Date. The rider has no cash value (consider removing here because we just talked about the rider increasing your value).

This rider is generally only available at policy issue to insureds issue ages 20 to 60 with a standard or better non-nicotine underwriting class or to insureds issue ages 20 to 55 with a standard or better nicotine underwriting class with initial face amount between $100,000 and $5,000,000.

       - There is a charge for this Rider. The charge will be automatically deducted on each Monthly Activity Date from the Account Value as part of the Monthly Deduction Amount. The charge will continue to be taken until the Rider is terminated.

       - There is a Cumulative Rider Premium required to maintain the rider. We will perform an annual test on each Policy Anniversary to determine if the required Cumulative Rider Premium has been received by Us. We will provide you notification if your rider fails this test and the amount of premium required to prevent the rider from terminating. In any Policy Year, we may limit Premium payments to no greater than 200% of the annualized Monthly Rider Premium. Any excess Premium will be refunded to you.

       - Withdrawals made will reduce the Benefit Amount proportionately based on the Account Value at the time of the Withdrawal. Decreases in Face Amount will also reduce the Benefit Amount proportionately based on the current Face Amount at the time of the decrease and will result in a new Monthly Rider Premium.

       - We may limit the Sub-Accounts in which You may allocate all or a portion of Your Premiums and/or Account Value. We may also require that you allocate such amounts in accordance with any asset allocation models, investment programs or other Sub-Accounts compilations.

       - The Rider will continue until the earlier of: when the Policy terminates, when We receive a request to cancel it; the Benefit Date; the end of the 30-day period after we notify you of the minimum Premium amount required to maintain this Rider and it is not received by Us; the date We approve a request from You to increase the Face Amount; or the date we approve a request to accelerate the Death Benefit.

       - The Rider may not be reinstated, except in the event the Policy terminates and is subsequently reinstated during the GMAB Guarantee Period.

GUARANTEED PAID-UP DEATH BENEFIT RIDER ("GDB") -- This rider, subject to the conditions described in the rider, gives You the option to continue Your Policy as a Paid-Up Life Insurance Policy (Paid-Up Policy) at the end of the Rider Guarantee Period (Benefit Date). The Benefit Date is shown in the Additional Benefits and Riders section of the Policy Specifications and is typically the last day of your No-Lapse Guarantee Period. The Paid-Up Policy will have a Death Benefit at least equal to the sum of the total Premiums received by Us, reduced by Indebtedness and any Withdrawals or Face Amount Decreases, as of the Benefit Date.

This rider is generally only available at policy issue to insureds issue ages 20 to 60 with a standard or better non-nicotine underwriting class or to insureds issue ages 20 to 55 with a standard or better nicotine underwriting class with initial face amount between $100,000 and $10,000,000.

       - There is a charge for this Rider. The charge will be automatically deducted on each Monthly Activity Date from the Account Value as part of the Monthly Deduction Amount. The charge will continue to be taken until the Rider is terminated.

       - There is a Cumulative Rider Premium required to maintain the rider. We will perform an annual test on each Policy Anniversary to determine if the required Cumulative Rider Premium has been received by Us. We will provide you notification if your rider fails this test and the amount of premium required to prevent the rider from terminating.

       - Withdrawals made will reduce the Benefit Amount proportionately based on the Account Value at the time of the Withdrawal. Decreases in Face Amount will also reduce the Benefit Amount proportionately based on the current Face Amount at the time of the decrease and will result in a new Monthly Rider Premium.

       - We may limit the Sub-Accounts in which You may allocate all or a portion of Your Premiums and/or Account Value. We may also require that you allocate such amounts in accordance with any asset allocation models, investment programs or other Sub-Accounts compilations.

       - The Rider will continue until the earlier of: when the Policy terminates, when We receive a request to cancel it; the Benefit Date; the end of the 30-day period after we notify you of the minimum Premium amount required to maintain this Rider and it is not received by Us; the date We approve a request from You, to increase the Face Amount; or the date we approve a request to accelerate the Death Benefit.

       - The Rider may not be reinstated, except in the event the Policy terminates and is subsequently reinstated during the Rider Guarantee Period.

       - We will notify You at least 60 days prior to the Benefit Date of Your option to continue the Policy as a Paid-Up Policy. We must receive Your request to exercise this option within such 60-day period. Upon Our receipt of Your request to exercise this option, We will continue the Policy as a Paid-Up Policy effective as of the Benefit Date.

       - The Death Benefit of the Paid-Up Policy will be at least equal to the sum of the total Premiums received by Us as of the Benefit Date, adjusted by Indebtedness and any Withdrawals or Decreases in Face Amounts made under the Policy as of that date, or an amount calculated using the Account Value, minus Indebtedness, as a net single premium as of the Benefit Date at the then Attained Age of the Insured based on 5% interest, if greater.

       - Subsequent cash values of the Paid-Up Policy upon surrender will be based on the same mortality table used for the Policy to which this rider is attached as shown in the Policy Specifications and 5% interest. No loans or withdrawals will be allowed under the Paid-Up Policy. In addition, this Rider, and any other Riders attached to the Policy, will terminate.

       - In the absence of any instructions from You to exercise the Rider Benefit, the Policy will continue with no modifications to its terms and conditions and this Rider will terminate on the Benefit Date, except as described in the next sentence. If, on the Benefit Date, the Policy is being kept inforce by the No Lapse Guarantee provision, We will automatically continue the Policy as a Paid-Up Policy with a Death Benefit equal to the Benefit Amount as calculated on the Benefit Date as described above. In addition, this Rider, and any other Riders attached to the Policy, will terminate. We will notify You if this occurs.

THE FOLLOWING INFORMATION IS ADDED TO THE OVERLOAN PROTECTION RIDER INFORMATION IN THE "OTHER BENEFITS" SECTION:

There is a risk that the Internal Revenue Service could assert that the policy has been effectively terminated when you exercise the Overloan Protection Rider and that the outstanding loan balance should be treated as a distribution. Depending on the circumstances, all or part of such deemed distribution may be taxable as income. In addition, there is uncertainty about whether Indebtnedess should be treated as the deemed cash surrender value for purposes of Section 7702 of the Internal Revenue Code. Currently, we do not treat Indebtedness as the cash surrender value for purposes of Section 7702. You should consult a tax advisor before exercising the Overloan Protection Rider.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6726

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(2)
(d)    Form of Flexible Premium Variable Life Insurance Policy.(8)
(d)(1) Policy Rider.(8)
(d)(2) Supplemental Policy Riders.(10)
(e)    Form of Application for Flexible Premium Variable Life Insurance
       Policies.(3)
(e)(1) Supplemental Form of Application for Flexible Premium Variable Life Insurance Policies.(7)
(f)    Certificate of Incorporation of Hartford(3) and Bylaws of Hartford.(4)
(g)    Contracts of Reinsurance.(5)
(h)    Form of Participation Agreement.(6)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and consent of Jerry Scheinfeldt, Assistant Vice President and Assistant General Counsel.
(l)    Actuarial consent.(9)
(m)    Calculations.(9)
(n)    Consent of Deloitte & Touche.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(9)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, on April 20, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-53692, on April 12, 1999.

(6) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-109529, filed with the Securities and Exchange Commission on December 19, 2006.

(8) Incorporated by reference to the Initial Filing to the Registration Statement on Form N-6, File No. 333-148817, filed with the Securities and Exchange Commission on January 23, 2008.

(9) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(10) Incorporated by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on August 4, 2008.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Senior Vice President
Gregory J. Brennan                  Senior Vice President
Lynn R. Banziruk                    Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Vice President, Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Peter Delehanty                     Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
Paula A. Knake                      Assistant Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Senior Vice President, Actuary
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Brian Murphy                        Executive Vice President
Jamie Ohl                           Vice President
Lyndon E. Oliver                    Senior Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Robert W. Reiff                     Senior Vice President
Sharon Roberts                      Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
D. Keith Sloane                     Senior Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Senior Vice President, Chief Actuary
Charles N. Vest                     Vice President, Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Director*
David M. Znamierowski               Executive Vice President, Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, File No. 333-50280, filed on April 9, 2008.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A Hartford Life and Annuity Insurance Company - Separate Account VL I Hartford Life and Annuity Insurance Company - Separate Account VL II Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Diana Benken                    Chief Financial Officer, Controller/FINOP
Brian Murphy                    Chief Executive Officer, President/ILD
                                Business Line Principal, Director
William D. Wilcox               AML Compliance Officer, Chief Legal Officer
Neil S. Chaffee                 Vice President/HLPP
James Davey                     Senior Vice President/RPG Business Line Principal, Director
John C. Walters                 Director

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 4th day of August, 2008.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    John C. Walters*                     *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       John C. Walters,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer,         Attorney-in-Fact
       Chairman of the Board, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer,
       Chairman of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David A. Carlson, Senior Vice President, Director of Taxes*
Stephen T. Joyce , Senior Vice President, Director*
Glenn D. Lammey, Executive Vice President and Chief Financial
 Officer, Director*
Ernest M. McNeil Jr., Senior Vice President & Chief Accounting
 Officer*
John C. Walters, Chief Executive Officer,
  Chairman of the Board, President, Director*                      *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Director*                                            Jerry K. Scheinfeldt
David M. Znamierowski, Executive Vice                                     Attorney-in-Fact
  President & Chief Investment Officer, Director*                  Date:  August 4, 2008

333-148817

                                 EXHIBIT INDEX

      1.1  Copy of Power of Attorney.